Financial Instruments	6 Months Ended
Jun. 30, 2026
Financial Instruments

17. Financial Instruments

The fair values of the Company’s amounts receivable not subject to provisional pricing, due to/from related parties and accounts payable approximate their carrying values because of the short-term nature of these instruments. Cash, amounts receivable subject to provisional pricing, long-term investments are recorded at fair value. The carrying amounts of the Company’s deferred consideration payable, equipment loans, and finance lease obligations are a reasonable approximation of their fair values based on current market rates for similar financial instruments.

The Company’s financial instruments are exposed to certain financial risks, including credit risk, liquidity risk, and market risk.

A. Credit Risk

Credit risk is the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge an obligation. The Company has exposure to credit risk through its cash, long-term investments and amounts receivable. The Company manages credit risk, in respect of cash and short-term investments, by maintaining the majority of cash and short-term investments at highly rated financial institutions.

The Company is exposed to a significant concentration of credit risk with respect to its trade accounts receivable balance because all of its concentrate sales are with two (December 31, 2025 – two) counterparties (see Note 18). However, the Company has not recorded any allowance against its trade receivables because to-date all balances owed have been settled in full when due (typically within 60 days of submission) and because of the nature of the counterparties.

The Company’s maximum exposure to credit risk at the end of any period is equal to the carrying amount of these financial assets as recorded in the consolidated statement of financial position. At June 30, 2026, no amounts were held as collateral.

B. Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulty in satisfying financial obligations as they become due. The Company manages its liquidity risk by forecasting cash flows required by its operating, investing and financing activities. The Company had cash at June 30, 2026, in the amount of $144,783 and current assets exceeded current liabilities by $140,774 in order to meet short-term business requirements. Accounts payable have contractual maturities of approximately 30 to 90 days, or are due on demand and are subject to normal trade terms. The current portions of finance lease obligations are due within 12 months of the consolidated statement of financial position date. Amounts due to related parties are without stated terms of interest or repayment.

The maturity profiles of the Company’s contractual obligations and commitments as at June 30, 2026, are summarized as follows:

	Total	Less Than 1 Year	1-5 years	More Than 5 Years
Accounts payable and accrued liabilities	$11,155	$11,155	$-	$-
Deferred consideration payable	8,750	8,750	-	-
Equipment loans	1,947	848	1,099	-
Finance lease obligations	7,102	3,187	3,915	-
Total	$28,954	$23,940	$5,014	$-

C. Market Risk

Market risk consists of interest rate risk, foreign currency risk and price risk. These are discussed further below.

Interest Rate Risk

Interest rate risk consists of two components:

i.

To the extent that payments made or received on the Company’s monetary assets and liabilities are affected by changes in the prevailing market interest rates, the Company is exposed to interest rate cash flow risk.

ii.	To the extent that changes in prevailing market rates differ from the interest rates on the Company’s monetary assets and liabilities, the Company is exposed to interest rate price risk.

In management’s opinion, the Company is not materially exposed to interest rate risk, as any material debt obligations that bear interest are fixed and not subject to floating interest rates. A 10% change in the interest rate would not result in a material impact on the Company’s operations.

Foreign Currency Risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in foreign exchange rates. The Company is exposed to foreign currency risk to the extent that the following monetary assets and liabilities are denominated in Mexican pesos and Canadian dollars:

		June 30, 2026		December 31, 2025
	MXN	CDN	MXN	CDN
Cash	$30,176	$3,055	$29,172	$1,710
Due from related parties	-	335	4,026	-
Long-term investments	-	4,552	-	5,690
Reclamation bonds	-	6	-	6
Amounts receivable	10,094	73	11,461	30
Accounts payable and accrued liabilities	(73,823)	(190)	(73,792)	(311)
Due to related parties	-	(135)	-	(135)
Finance lease obligations	(1,881)	(374)	(4,320)	(430)
Net exposure	(35,434)	7,322	(33,453)	6,560
US dollar equivalent	$(2,023)	$5,152	$(1,863)	$4,785

Based on the net US dollar denominated asset and liability exposures as at June 30, 2026, a 10% fluctuation in the US/Mexican and Canadian/US exchange rates would impact the Company’s earnings for the six months ended June 30, 2026, by approximately $44 (December 31, 2025 – $248). The Company has entered into certain foreign currency contracts to mitigate this risk and at June 30, 2026, recorded a derivative asset of $630 (December 31, 2025 – derivative asset of $1,314).

Price Risk

Price risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in market prices, other than those arising from interest rate risk or foreign currency risk.

The Company is exposed to price risk with respect to its amounts receivable, as certain trade accounts receivable are recorded based on provisional terms that are subsequently adjusted according to quoted metal prices at the date of final settlement. Quoted metal prices are affected by numerous factors beyond the Company’s control and are subject to volatility, and the Company does not employ hedging strategies to limit its exposure to price risk. At June 30, 2026, based on outstanding accounts receivable that were subject to pricing adjustments, a 10% change in metals prices would have an impact on net earnings (loss) of approximately $36 (December 31, 2025 - $743).

The Company is exposed to price risk with respect to its long-term investments, as these investments are carried at fair value based on quoted market prices. Changes in market prices result in gains or losses being recognized in net income (loss). At June 30, 2026, a 10% change in market prices would have an impact on net earnings (loss) of approximately $293 (December 31, 2025 - $384).

The Company’s profitability and ability to raise capital to fund exploration, evaluation and production activities is subject to risks associated with fluctuations in mineral prices. Management closely monitors commodity prices, individual equity movements, and the stock market to determine the appropriate course of action to be taken by the Company.

D. Classification of Financial Instruments

IFRS 13 Financial Instruments: Disclosures establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value as follows:

Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 – inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and

Level 3 – inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The following table sets forth the Company’s financial assets measured at fair value on a recurring basis by level within the fair value hierarchy as at June 30, 2026:

	Level 1	Level 2	Level 3
FINANCIAL ASSETS
Cash	$144,783	$-	$-
Amounts receivable	-	-	-
Derivative asset	-	630	-
Long-term investments	2,931	-	272
Total financial assets	$147,714	$630	$272

FINANCIAL LIABILITIES
Accounts payable	$-	$(356)	$-
Derivative liability	-	-	-
Total financial liabilities	$-	$(356)	$-

The following table sets forth the Company’s financial assets measured at fair value on a recurring basis by level within the fair value hierarchy as at December 31, 2025:

	Level 1	Level 2	Level 3
FINANCIAL ASSETS
Cash	$101,724	$-	$-
Amounts receivable	-	7,430	-
Derivative asset	-	1,314	-
Long-term investments	3,843	-	308
Total financial assets	$105,567	$8,744	$308

FINANCIAL LIABILITIES
Derivative liability	-	-	-
Total financial liabilities	$-	$-	$-